Borrowings	12 Months Ended
Dec. 31, 2017
Loan borrowing
Borrowings
Borrowings

15. Borrowings

	As of December 31,	As of December 31,
	2016	2017
	RMB	RMB
Short-term	2,912,867	2,910,859
Long-term, current portion	525,255	996,010

Subtotal	3,438,122	3,906,869
Long-term	2,701,438	2,061,399

Total	6,139,560	5,968,268

These loans are borrowed from various financial and non-financial institutions and all of them are for working capital and capital expenditure purpose. The borrowings outstanding as of December 31, 2016 and 2017 bore a weighted average interest rate of 4.64% and 4.50% per annum, respectively. The interest rates of unsecured short-term bank borrowings with principal amounts of RMB 1,793,919 and RMB 1,707,848 as of December 31, 2016 and 2017, respectively, ranged from 0.60% to 5.70% with a weighted average interest rate of 3.96% for 2016 and from 0.85% to 5.66% with a weighted average interest rate of 4.12% for 2017.

The interest rate of short-term bank borrowings secured by restricted cash with principal amounts of RMB 321,172 and RMB 358,731 as of December 31, 2016 and 2017, ranged from 1.64% to 3.85% with a weighted average interest rate of 2.55% for 2016 and from 2.17% to 4.85% with a weighted average interest rate of 3.09% for 2017.

The interest rate of short-term bank borrowings secured by land use right, buildings, project assets, equity interest and related party with principal amount of RMB 797,776 and RMB 844,280 as of December 31, 2016 and 2017, ranged from 1.90% to 6.09% with a weighted average interest rate of 4.77% for 2016 and ranged from 2.24% to 5.22% with a weighted average interest rate of 3.74% for 2017.

The interest rate of unsecured long-term bank borrowings with principal amounts of RMB 906,662 and RMB 686,507 as of December 31, 2016 and 2017, respectively, ranged from 1.00% to 6.60% with a weighted average interest rate of 5.36% for 2016 and from 1.23% to 5.70% with a weighted average interest rate of 4.99% for 2017.

The interest rate of long-term bank borrowings secured by buildings, machineries and equipment, construction in progress, land use right, project assets, equity interest and restricted cash with principal amount of RMB 2,320,031 and RMB 2,370,902 as of December 31, 2016 and 2017, respectively, ranged from 2.20% to 7.01% with a weighted average interest rate of 5.14% for 2016 and from 2.20% to 6.15% with a weighted average interest rate of 5.12% for 2017.

There was no borrowing from non-financial institution as of December 31, 2016 and 2017.

The borrowings have 1-month to 149-month terms and expire at various times. The unused lines of credit were RMB 1,242,159 which were available as of December 31, 2017.

Interest incurred for borrowings for the years ended December 31, 2015, 2016 and 2017 amounted to RMB 274,476, RMB  319,210 and RMB 354,319 respectively, of which RMB 29,931, RMB 36,828 and RMB 29,905 was capitalized in the cost of property, plant and equipment and project assets.

As of December 31, 2017, the short-term bank borrowing of RMB 200,000 from Industrial Bank is secured by the buildings with net book value of RMB 73,995; the short-term bank borrowing of RMB 44,938 from Industrial and Commercial Bank of China is secured by the buildings with net book value of RMB 214,217 and land use rights with net book value of RMB 69,043 in Shanghai Jinglong Solar Technology Co., Ltd.; the short-term bank borrowing of RMB 35,000 from Bank of Jiangsu is secured by the buildings with net book value of RMB 23,207 and land use rights with net book value of RMB 8,231; the short-term bank borrowing of RMB 47,046 from Shanghai Pudong Development Bank is secured by the land use rights of Donghai District Longhai Property Co., Ltd. (“Longhai Property”); the short-term bank borrowing of RMB 49,000 from China Construction Bank is secured by the buildings with the net book value of RMB 67,061; the short-term bank borrowing of RMB 7,140 from China Merchants Bank is secured by the project assets with net book value of RMB 351,070 and all of the equity interests in JA Solar PV Electric (Datong) Co, Ltd; the short-term bank borrowing of RMB 45,000 from China Construction Bank is secured by the building with net book value of RMB 97,560 and land use rights with net book value of RMB 24,328; the short-term bank borrowing of RMB 210,091 from the Agricultural Bank of China is secured by the accounts receivable with net book value of RMB 296,805; the short-term bank borrowing of RMB 50,000 from China Everbright Bank is secured by the land use rights with net book value of RMB 7,929; the short-term bank borrowing of RMB 156,065 from the Maybank is secured by the machineries and equipment, and construction-in-progress, with net book value of RMB 175,281.

The long-term loan of RMB 1,152,000 from Industrial and Commercial Bank of China entrusted by Hefei High-Tech Industrial Development Zone Management Co., Ltd. is secured by the buildings, machineries and equipment and construction-in-progress with net book value of RMB 600,806 and land use rights with net book value of RMB 200,315 owned by JA Hefei Technology and all of the equity interests in JA Hefei Technology; the long-term bank borrowing of RMB 150,000 from Bank of Tianjin is secured by the buildings with net book value of RMB 104,761 and land use rights with net book value of RMB 40,661, respectively; the long-term bank borrowing of RMB 84,000 from Industrial and Commercial Bank of China is secured by the buildings with net book value of RMB 214,217 and land use rights with net book value of RMB 69,043, respectively; the long-term bank borrowing of RMB 232,860 from China Merchants Bank is secured by the project assets with net book value of RMB 351,070 and all of the equity interests in JA Solar PV Electric (Datong) Co, Ltd; the long-term bank borrowing of RMB 504,000 from Industrial and Commercial Bank of China is secured by the project assets with net book value of RMB 544,919; the long-term bank borrowing of RMB 235,500 from Industrial and Commercial Bank of China is secured by the project assets with net book value of RMB 232,603; the long-term bank borrowing of RMB 12,542 from 77 Bank is secured by the project assets with net book value of RMB 6,895.

There are three subsidiaries whose borrowing agreements include the restrictive financial covenants. For JA Yangzhou, the borrowing of RMB 45,000 from China Construction Bank should meet the criteria: 1) the total liability/ total assets ratio should be no more than 60% in three consecutive months; 2) the current ratio should be no less than 60% in three consecutive months; 3) the external guarantee should be no more than the net assets of last financial year; 4) the long-term investment should be no more than 90% of net assets; 5) do not issue debt that has priority over bank borrowings.

For JA Dunhuang, the borrowing of RMB 504,000 from Industrial and Commercial Bank of China should meet the criteria: 1) the percentage of bad debt provision in account receivable do not keep increase in two consecutive months; 2) the overdue accounts receivable for one customer is no more than 45% of the accounts receivable for this customer.

For JA Xingtai, the borrowing of RMB 80,000 from China Construction Bank should meet the criteria: 1) the gearing ratio should be no more than 80%; 2) the current ratio should be no less than 1; 3) the quick ratio should be no less than 0.8.

As of December 31, 2017, those three subsidiaries are in compliance with the financial covenants from the borrowing agreements.

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2018	996,010
2019	1,130,345
2020	120,566
2021	97,953
Thereafter	712,535

Total	3,057,409